Document and Entity Information	0 Months Ended
Feb. 11, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Feb. 11, 2013
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Feb. 11, 2013
Document Effective Date	Feb. 11, 2013
Prospectus Date	Jan. 20, 2013
Portfolio 21 Global Equity Fund | Portfolio 21 Global Equity Fund | Retail Class
Risk/Return:
Trading Symbol	PORTX
Portfolio 21 Global Equity Fund | Portfolio 21 Global Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	PORIX